Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 06, 2026	Oct. 21, 2025	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Oct. 24, 2025	Apr. 30, 2025	Sep. 29, 2024	Jul. 30, 2024
Subsequent Event [Line Items]
Issuance of shares						$ 1,523	$ 640	$ 2,199	$ 3,607
Purchase of warrants			26,085,732			26,085,732		25,085,732	18,675,799
Warrant issued								201,965
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.8202		$ 0.8202	$ 1.39
Accrued interest
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Accrued interest						$ 511	$ 545
Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 2.00
Common Class A [Member]
Subsequent Event [Line Items]
Issuance of shares		$ 15,800
Purchase of warrants													5,755,396
Warrant issued											682,760
Class of Warrant or Right, Exercise Price of Warrants or Rights								18.00
Common Class A [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Issuance of shares						687,894	631,805
Common Class A [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1.08
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase of warrants										13,375,490
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 1.08
Issuance of shares					477,954
Accrued interest					$ 405
Net proceeds				$ 112
Proceeds from future receipts			$ 1,966	1,966
Proceeds from borrowings			806	$ 806
Promissory note			1,100			$ 1,100
Proceeds from the issuance of notes payable			800
Principal amount			$ 1,100			$ 1,100
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Accrued interest					$ 511
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant issued										1,000,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of shares		$ 15,800
Subsequent Event [Member] | Common Class A [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Issuance of shares					687,894
Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Placement agent cash placement fee, percentage	8.00%
Net proceeds from offering	$ 5,135
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Maximum [Member]
Subsequent Event [Line Items]
Fees and expenses of legal	$ 100
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Non-accountable Expenses [Member]
Subsequent Event [Line Items]
Placement agent cash placement fee, percentage	1.00%
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Public offering shares	30,000,000
Public offering shares	$ 0.20